INVESTMENT PROPERTIES - Valuation Adjustments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 5,580,109		$ 4,709,911
Appraisals	109,781		200,256
Net increase (decrease)	940,958		747,804
Amount reclassified to other assets	(35,441)		(77,862)
Amount reclassified from construction to finished			0
Balance at the end of the year	6,595,407	[1]	5,580,109
Purchases, investment property	871,551		682,334
Buildings
INVESTMENT PROPERTIES
Balance at the beginning of the year	5,080,276		4,369,629
Appraisals	106,838		191,051
Net increase (decrease)	880,549		578,639
Amount reclassified to other assets	(35,441)		(77,862)
Amount reclassified from construction to finished			18,819
Balance at the end of the year	6,032,222		5,080,276
Buildings | PA Cedis Sodimac
INVESTMENT PROPERTIES
Purchases, investment property			461,815
Buildings | Constellation
INVESTMENT PROPERTIES
Purchases, investment property			161,427
Lands
INVESTMENT PROPERTIES
Balance at the beginning of the year	499,833		340,282
Appraisals	2,943		9,205
Net increase (decrease)	60,409		169,165
Amount reclassified from construction to finished			(18,819)
Balance at the end of the year	$ 563,185		$ 499,833

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.